Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs, and C
ompan
y performance for the fiscal years listed below. The Compensation Committee did not consider the pay-versus-performance
disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on		Net Income ($ Millions) (5)	Defined Consolidated Adjusted EBITDA ($ Millions) (6)
					TSR ($)	Industry Index TSR (4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	10,502,867	(8,388,394)	3,099,931	(1,073,828)	67.09	113.64	285	1,363

2021	11,757,408	24,719,207	4,801,923	6,391,347	139.48	131.62	1,402	1,150

2020	8,633,152	8,154,145	3,031,546	3,632,585	116.32	99.47	356	1,057
(1)
Christopher A. Cartwright was our PEO for each year presented. Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining
Non-PEO
NEOs for each year presented, which includes the individuals listed below for each year presented.

2020	2021	2022

Todd M. Cello	Todd M. Cello	Todd M. Cello

Steven M. Chaouki	Steven M. Chaouki	Steven M. Chaouki

David M. Neenan	Abhi Dhar	Abhi Dhar

Heather J. Russell	Timothy J. Martin	Venkat Achanta

David M. Neenan

David E. Wojczynski

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the Company’s PEO and non-PEO
NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($) (a)	Compensation Actually Paid to PEO ($)
2022	10,502,867	(8,602,920)	(10,288,341)	(8,388,394)
2021	11,757,408	(7,737,485)	20,699,284	24,719,207
2020	8,633,152	(6,533,655)	6,054,648	8,154,145

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,099,931	(2,123,529)	(2,050,230)	(1,073,828)
2021	4,801,923	(2,336,849)	3,926,273	6,391,347
2020	3,031,546	(1,875,337)	2,476,376	3,632,585

(a)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted During Prior Year to PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	4,082,919	(11,320,470)	(3,050,791)	(10,288,341)
2021	13,477,272	7,512,120	(290,108)	20,699,284
2020	4,679,236	359,226	1,016,186	6,054,648

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted During Prior Year to Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)		Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,007,825	(2,362,315)	—		(695,740)	(2,050,230)
2021	2,781,216	1,365,188	72,617	(7)	(292,749)	3,926,273
2020	1,704,871	356,421	—		415,085	2,476,376

(4)	For the relevant fiscal year, represents the cumulative TSR of the Dow Jones U.S. Financials Index (the “Industry Index TSR”).
(5)	Our full year 2021 net income was impacted by a $982 million gain from the divestiture of our Healthcare business (the “Healthcare Divestiture”).
(6)
We determined Defined Consolidated Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. Defined Consolidated Adjusted EBITDA is a
non-GAAP
measure that, as described in our CD&A, is defined as consolidated Adjusted EBITDA as reported in our 2022 Annual Report on Form
10-K,
further adjusted to eliminate the impact of foreign currency fluctuations, and to eliminate the impact of certain legal and regulatory expenses as approved by management and the Compensation Committee for annual incentive plan purposes. Other companies in our industry may calculate Adjusted EBITDA differently than we do, limiting its usefulness as a comparative measure. Defined Consolidated Adjusted EBITDA may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(7)
Reflects the accelerated vesting of RSUs and PSUs, effective as of December 17, 2021 for certain employees of the Company’s Healthcare business in connection with the Healthcare Divestiture, including Mr. Wojczynski.

Company Selected Measure Name	Defined Consolidated Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Christopher A. Cartwright was our PEO for each year presented. Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining
Non-PEO
NEOs for each year presented, which includes the individuals listed below for each year presented.

2020	2021	2022

Todd M. Cello	Todd M. Cello	Todd M. Cello

Steven M. Chaouki	Steven M. Chaouki	Steven M. Chaouki

David M. Neenan	Abhi Dhar	Abhi Dhar

Heather J. Russell	Timothy J. Martin	Venkat Achanta

David M. Neenan

David E. Wojczynski

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the Dow Jones U.S. Financials Index (the “Industry Index TSR”).
PEO Total Compensation Amount	$ 10,502,867	$ 11,757,408	$ 8,633,152
PEO Actually Paid Compensation Amount	$ (8,388,394)	24,719,207	8,154,145
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($) (a)	Compensation Actually Paid to PEO ($)
2022	10,502,867	(8,602,920)	(10,288,341)	(8,388,394)
2021	11,757,408	(7,737,485)	20,699,284	24,719,207
2020	8,633,152	(6,533,655)	6,054,648	8,154,145

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,099,931	(2,123,529)	(2,050,230)	(1,073,828)
2021	4,801,923	(2,336,849)	3,926,273	6,391,347
2020	3,031,546	(1,875,337)	2,476,376	3,632,585

(a)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted During Prior Year to PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	4,082,919	(11,320,470)	(3,050,791)	(10,288,341)
2021	13,477,272	7,512,120	(290,108)	20,699,284
2020	4,679,236	359,226	1,016,186	6,054,648

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted During Prior Year to Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)		Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,007,825	(2,362,315)	—		(695,740)	(2,050,230)
2021	2,781,216	1,365,188	72,617	(7)	(292,749)	3,926,273
2020	1,704,871	356,421	—		415,085	2,476,376

Non-PEO NEO Average Total Compensation Amount	$ 3,099,931	4,801,923	3,031,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,073,828)	6,391,347	3,632,585
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($) (a)	Compensation Actually Paid to PEO ($)
2022	10,502,867	(8,602,920)	(10,288,341)	(8,388,394)
2021	11,757,408	(7,737,485)	20,699,284	24,719,207
2020	8,633,152	(6,533,655)	6,054,648	8,154,145

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,099,931	(2,123,529)	(2,050,230)	(1,073,828)
2021	4,801,923	(2,336,849)	3,926,273	6,391,347
2020	3,031,546	(1,875,337)	2,476,376	3,632,585

(a)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted During Prior Year to PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	4,082,919	(11,320,470)	(3,050,791)	(10,288,341)
2021	13,477,272	7,512,120	(290,108)	20,699,284
2020	4,679,236	359,226	1,016,186	6,054,648

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted During Prior Year to Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)		Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,007,825	(2,362,315)	—		(695,740)	(2,050,230)
2021	2,781,216	1,365,188	72,617	(7)	(292,749)	3,926,273
2020	1,704,871	356,421	—		415,085	2,476,376

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Compan
y TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually
Paid an
d Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Defined Consolidated Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs and our Defined Consolidated Adjusted EBITDA during the three most recently completed fisca
l years.
For a reconciliation of Defined Consolidated Adjusted EBITDA to its nearest GAAP measure, see our 2022 Annual Report on Form
10-K.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Industry Index TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Dow Jones U.S. Financials Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Performance Meas
ures
The following table presents the performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for the fiscal year ended December 31, 2022 to Company performance. The measures in this table are not ranked.

Relative TSR
Defined Adjusted Diluted Earnings per Share
Defined Consolidated Adjusted EBITDA
Defined Consolidated Revenue
For additional details regarding our most important performance measures, please see the sections titled “2022 Executive Compensation Program—Annual Incentive Plan” and “2022 Executive Compensation Program—Long-Term Incentive Plan” in this proxy statement.

Total Shareholder Return Amount	$ 67.09	139.48	116.32
Peer Group Total Shareholder Return Amount	113.64	131.62	99.47
Net Income (Loss)	$ 285,000,000	$ 1,402,000,000	$ 356,000,000
Company Selected Measure Amount	1,363	1,150	1,057
PEO Name	Christopher A. Cartwright
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Defined Adjusted Diluted Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Defined Consolidated Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Defined Consolidated Adjusted EBITDA is a
non-GAAP
measure that, as described in our CD&A, is defined as consolidated Adjusted EBITDA as reported in our 2022 Annual Report on Form
10-K,
	further adjusted to eliminate the impact of foreign currency fluctuations, and to eliminate the impact of certain legal and regulatory expenses as approved by management and the Compensation Committee for annual incentive plan purposes.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Defined Consolidated Revenue
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,602,920)	$ (7,737,485)	$ (6,533,655)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,288,341)	20,699,284	6,054,648
PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,082,919	13,477,272	4,679,236
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards Granted During Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,320,470)	7,512,120	359,226
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,050,791)	(290,108)	1,016,186
PEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,288,341)	20,699,284	6,054,648
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,123,529)	(2,336,849)	(1,875,337)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,050,230)	3,926,273	2,476,376
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,007,825	2,781,216	1,704,871
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards Granted During Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,362,315)	1,365,188	356,421
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(695,740)	(292,749)	415,085
Non-PEO NEO [Member] | Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	72,617	0
Non-PEO NEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,050,230)	$ 3,926,273	$ 2,476,376